Consolidated Statements of Operations (unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Product Sales	$ 86,141	$ 702,812	$ 1,682,780	$ 6,277,663
Television & Home Entertainment	50,462	0	505,552	0
Licensing & Royalties	39,680	31,427	368,206	292,536
Total Revenues	176,283	734,239	2,556,538	6,570,199
Cost of Sales (Excluding Depreciation)	136,035	647,309	1,504,138	4,836,321
Gross Profit	40,248	86,930	1,052,400	1,733,878
Operating Expenses:
Product Development	887	26,991	139,082	32,792
Professional Services	319,870	64,506	451,537	181,172
Rent Expense	35,815	6,947	24,898	38,982
Marketing & Sales	37,768	54,719	308,355	727,695
Depreciation & Amortization	24,539	39,172	160,654	149,823
Salaries and Related Expenses	308,696	471,147	1,329,715	1,689,064
Stock Compensation Expense	0	58,279	539,185	264,122
Other General & Administrative	200,721	56,205	460,818	612,513
Total Operating Expenses	928,296	777,966	3,414,244	3,696,163
Loss from Operations	(888,048)	(691,036)	(2,361,844)	(1,962,285)
Other Income (Expense):
Other Income	633	16	208	388
Interest Expense	(2,209)	(155,259)	(1,663,632)	(332,055)
Interest Expense - Related Parties	(7,163)	(6,724)	(30,189)	(50,259)
Gain (loss) on distribution contracts	2,771	0	4,997	0
Gain (loss) on extinguishment of debt	39,854	0	(614,073)	76,280
Gain (loss) on disposition of assets			(251,192)	0
Gain (loss) on exchange of warrants			(312,144)	0
Gain (loss) on derivative valuation	0	(92,862)	(1,886,943)	200,322
Net Other Income (Expense)	33,886	(254,829)	(4,752,968)	(105,324)
Loss before Income Tax Expense	(854,162)	(945,865)	(7,114,812)	(2,067,609)
Income Tax Expense	0	0	0	0
Net Loss from Continuing Operations			(7,114,812)	(2,067,609)
Net Loss from Discontinued Operations			(101,219)	0
Net Loss	$ (854,162)	$ (945,865)	$ (7,114,812)	$ (2,067,609)
Net Loss per common share	$ (0.14)	$ (1.31)
Net Loss per common share from continuing operations			$ (5.03)	$ (3)
Net Loss per common share from discontinued operations			$ (0.007)	$ 0
Weighted average shares outstanding	6,029,573	722,159	1,413,631	689,286